Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reportable segments [line items]
System Fund revenues	$ 928	$ 765	$ 1,373
Reimbursement of costs	589	637	1,171
Revenue	2,907	2,394	4,627
Operating profit	494	(153)	630
Net financial expenses	(139)	(140)	(115)
Fair value gains on contingent purchase consideration	6	13	27
Profit/(loss) before tax	361	(280)	542
Tax	(96)	20	(156)
Profit/(loss) for the year	265	(260)	386
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(29)	(270)	(186)
Fair value gains on contingent purchase consideration	0	21	38
Profit/(loss) before tax	(29)	(263)	(148)
Tax	29	52	20
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,390	992	2,083
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	534	219	865
System Fund [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(11)	(102)	(49)
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(22)	(118)	(62)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	774	512	1,040
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	559	296	700
EMEAA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(7)	(128)	(109)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	303	221	723
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	5	(50)	217
Greater China [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	0	(5)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	116	77	135
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	58	35	73
Central [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	0	(19)	(15)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	197	182	185
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (88)	$ (62)	$ (125)